INVENTORIES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Raw materials	$ 7,630,420	$ 8,470,007
Work in progress	5,242,369	4,776,610
Finished goods	13,869,692	14,660,932
Low value consumables	2,744	65,051
Inventories	$ 26,745,225	$ 27,972,600